Shareholder Fees {- Fidelity Government Income Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Government Bond Funds Combo PRO-07 | Fidelity Government Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none